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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended March 31, 2008

                 Check here if Amendment [ ]; Amendment Number:
                        This Amendment (Check only one.):
                              [ ] is a restatement.
                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Riverpark Capital LLC

Address: 156 West 56th Street, 17th Floor, New York, NY 10019

Form 13F File Number:  28-12106

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Paul Genova

Title: Controller

Phone: (212) 484-2108

Signature, Place, and Date of Signing:


/s/ Paul Genova       New York, NY   05/13/08
-------------------   (City, State)   (Date)
    (Name)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  36 Items

Form 13F Information Table Value Total:  $273,211 (thousands)

List of Other Included Managers:  Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                           Market Value                                     Voting Authority
    Name of Issuer          Title of Class     CUSIP        (x $1000)     Sh/Prn Amt.  Sh/ Prn  Discretion         Sole
--------------------------  --------------  ------------   ------------  ------------  -------  ----------  ----------------
AMERICAN EXPRESS CO              COM         025816109       67,239.66   1,537,961.00    SH       Sole         1,537,961
AMERICAN TOWER CORP              CL A        029912201        9,227.53     235,336.00    SH       Sole           235,336
APPLE INC                        COM         037833100        6,588.95      45,916.00    SH       Sole            45,916
BEST BUY INC                     COM         086516101        3,632.56      87,616.00    SH       Sole            87,616
BURGER KING HLDGS INC            COM         121208201        9,160.91     331,197.00    SH       Sole           331,197
CARNIVAL CORP                 PAIRED CTF     143658300        9,928.04     245,258.00    SH       Sole           245,258
CELL GENESYS INC                 COM         150921104        1,947.29     828,635.00    SH       Sole           828,635
CME GROUP INC                    COM         12572Q105        2,413.99       5,146.00    SH       Sole             5,146
CORNING INC                      COM         219350105        3,022.04     125,709.00    SH       Sole           125,709
CROCS INC                        COM         227046109        2,542.37     145,528.00    SH       Sole           145,528
DISCOVERY HOLDING CO           CL A COM      25468Y107        5,675.84     267,476.00    SH       Sole           267,476
DISNEY WALT CO                COM DISNEY     254687106        4,228.33     134,746.00    SH       Sole           134,746
DOLLAR TREE INC                  COM         256746108        4,618.62     167,402.00    SH       Sole           167,402
EQUINIX INC                    COM NEW       29444U502        7,711.31     115,977.00    SH       Sole           115,977
GOLDMAN SACHS GROUP INC          COM         38141G104       73,044.16     441,648.00    SH       Sole           441,648
GOOGLE INC                       CL A        38259P508        4,697.61      10,665.00    SH       Sole            10,665
GREAT WOLF RESORTS INC           COM         391523107        2,680.37     420,121.00    SH       Sole           420,121
GRUBB & ELLIS CO            COM PAR $0.01    400095204        2,355.33     342,842.00    SH       Sole           342,842
LABORATORY CORP AMER HLDGS     COM NEW       50540R409        2,934.67      39,830.00    SH       Sole            39,830
LAMAR ADVERTISING CO             CL A        512815101        2,278.39      63,412.00    SH       Sole            63,412
LOWES COS INC                    COM         548661107        2,067.26      90,116.00    SH       Sole            90,116

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
MERRILL LYNCH & CO INC          COM        590188108     2,702.69      66,340.00    SH       Sole            66,340
MONSTER WORLDWIDE INC           COM        611742107     2,257.00      93,226.00    SH       Sole            93,226
NATIONAL CINEMEDIA INC          COM        635309107     5,290.78     235,355.00    SH       Sole           235,355
PRICELINE COM INC             COM NEW      741503403     1,808.43      14,963.00    SH       Sole            14,963
QUANTA SVCS INC                 COM        74762E102       455.80      19,672.00    SH       Sole            19,672
QUEST DIAGNOSTICS INC           COM        74834L100     2,419.23      53,440.00    SH       Sole            53,440
ROBERT HALF INTL INC            COM        770323103     2,176.16      84,544.00    SH       Sole            84,544
SCHWAB CHARLES CORP NEW         COM        808513105     4,246.94     225,541.00    SH       Sole           225,541
STANLEY INC                     COM        854532108     3,519.14     119,455.00    SH       Sole           119,455
TARGET CORP                     COM        87612E106     2,355.35      46,475.00    SH       Sole            46,475
TERREMARK WORLDWIDE INC       COM NEW      881448203     5,336.23     973,764.00    SH       Sole           973,764
VAIL RESORTS INC                COM        91879Q109     3,374.02      69,870.00    SH       Sole            69,870
VORNADO RLTY TR              SH BEN INT    929042109     2,494.83      28,939.00    SH       Sole            28,939
WYNN RESORTS LTD                COM        983134107     2,080.23      20,670.00    SH       Sole            20,670
XTO ENERGY INC                  COM        98385X106     4,698.82      75,959.00    SH       Sole            75,959
                                                          273,211      7,810,750                          7,810,750